Document and Entity Information	Jul. 25, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2024
Entity File Number	000-09908
Entity Registrant Name	TOMI Environmental Solutions, Inc.
Entity Central Index Key	0000314227
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-1947988
Entity Address, Address Line One	8430 SPIRES WAY
Entity Address, City or Town	FREDERICK
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21701
City Area Code	800
Local Phone Number	525-1698
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	TOMZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false